Taxation - Reconciliation of profit multiplied by applicable tax rate (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Abstract]
Applicable tax rate	28.00%	28.00%	28.00%
Profit before taxation	R 340,298	R 214,883	R 148,253
Tax at the applicable tax rate of 28%	95,283	60,167	41,511
Tax effect of:	42,679	(26,477)	(14,699)
– Income not subject to tax	(557)	(552)	0
– Expenses not deductible for tax purposes	5,014	6,460	7,409
– Non-deductible/(non-taxable) foreign exchange movements	47,318	(28,184)	(15,884)
– Withholding tax	765	728	232
– Utilization of prior year assessed losses	(5,497)	(6,452)	(1,461)
– Foreign tax paid	3,800	2,880	3,711
– Tax rate differential	(3,317)	(2,546)	1,281
– Deferred tax not recognized on assessed losses	239	517	4,049
– Deferred tax asset previously not recognized	(3,598)	(1,122)	(5,342)
– Under-provision prior years	2,157	355	183
– Tax incentives in addition to incurred cost	(6,049)	(3,258)	(10,387)
– Share-based payment expense previously not deductible	0	(1,049)	0
– Imputation of controlled foreign company income	2,438	2,365	1,453
– Transfer pricing imputation	78	3,381	57
– Other	(112)	0	0
Tax expense	R 137,962	R 33,690	R 26,812